Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Accounts receivable consisted of the following:
	December 31,	December 31,
	2016	2015
Gaming revenues receivable	$669,767	$1,460,251